Document and Entity Information	May 15, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001334978
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	May 15, 2020
Entity Registrant Name	CLEAR CHANNEL OUTDOOR HOLDINGS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-32663
Entity Tax Identification Number	88-0318078
Entity Address, Address Line One	4830 North Loop 1604W
Entity Address, Address Line Two	Suite 111
Entity Address, City or Town	San Antonio
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78249
City Area Code	(210)
Local Phone Number	547-8800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	CCO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false